Share based compensation - Share Incentive Plan (Details)	Jun. 01, 2019 item shares
Share-based compensation
Ordinary shares reserved for issued | shares	5,940,452
Percentage of share options vesting one year from date of grant	25.00%
Percentage of share options vesting in equal monthly installments after one year from date of grant	75.00%
Number of equal monthly vesting installments after one year from date of grant | item	36
Top of Range
Share-based compensation
Stock option term	10 years